SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Incremental borrowing rate	2.37%	2.37%